Note 6 - Premises and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation	$ 1,647,813	$ 1,574,249	$ 1,657,229
Operating Leases, Rent Expense, Net	$ 427,000	$ 437,000	$ 560,000